Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to the OCC Value Fund

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change will take place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund will change to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” will be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus will be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” will be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbols: PDLAX (Class A) PDLBX (Class B) PDLCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31, 2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus will be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus will be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” will be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund will be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, will be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply will some or all of the investment restrictions and polices described above as NFJ transitions the Fund’s portfolio.

Possible Reorganization of the Allianz Global Investors Value Fund into the

Allianz NFJ Large-Cap Value Fund

In addition to the subadviser changes indicated above, Allianz Global Investors Fund Management LLC (“AGIFM”) currently expects that it will propose to the Board of Trustees of the Trust that the Trustees approve an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) (known prior to the date of this supplement as the Allianz OCC Value Fund) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” If approved, the closing date (the “Closing Date”) of the Reorganization would be expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The current total expense ratio of the Acquiring Fund is 0.02% higher than that of the Acquired Fund: the Funds’ advisory fee rates are the same, but the Acquiring Fund’s administrative fee rate is higher (by 0.01%), and the Acquiring Fund incurred an additional 0.01% in trustee and shareholder meeting/proxy expenses in the most recent fiscal year.

Prior to any Reorganization, the Acquired Fund may sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use their capital loss carryforwards to offset gains of the combined fund may be limited.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the Reorganization by the Board of Trustees of the Trust and the approval by the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to the OCC Value Fund

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change will take place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund will change to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” will be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus will be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” will be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbol: PVLDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31, 2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus will be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus will be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” will be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund will be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, will be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply will some or all of the investment restrictions and polices described above as NFJ transitions the Fund’s portfolio.

Possible Reorganization of the Allianz Global Investors Value Fund into the

Allianz NFJ Large-Cap Value Fund

In addition to the subadviser changes indicated above, Allianz Global Investors Fund Management LLC (“AGIFM”) currently expects that it will propose to the Board of Trustees of the Trust that the Trustees approve an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) (known prior to the date of this supplement as the Allianz OCC Value Fund) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” If approved, the closing date (the “Closing Date”) of the Reorganization would be expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The current total expense ratio of the Acquiring Fund is 0.02% higher than that of the Acquired Fund: the Funds’ advisory fee rates are the same, but the Acquiring Fund’s administrative fee rate is higher (by 0.01%), and the Acquiring Fund incurred an additional 0.01% in trustee and shareholder meeting/proxy expenses in the most recent fiscal year.

Prior to any Reorganization, the Acquired Fund may sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use their capital loss carryforwards to offset gains of the combined fund may be limited.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the Reorganization by the Board of Trustees of the Trust and the approval by the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the OCC International Equity Fund

Liquidation of the Fund

Effective on or about September 15, 2008 (the “Liquidation Date”), the OCC International Equity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemption and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds (the “Trust”), Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class, as described under “Purchases, Redemption and Exchanges – Exchange Privilege” in the Prospectus.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of and exchanges for shares of the Fund:

Effective as of the close of business on August 8, 2008, Institutional Class shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on August 8, 2008, shareholders of other series of the Trust, of Allianz Funds Multi-Strategy Trust, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemption and Exchanges – Exchange Privilege.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Disclosure Related to the OCC Value Fund

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change will take place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund will change to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” will be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus will be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” will be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbols: PDLIX (Inst. Class) PVLAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31, 2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus will be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus will be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” will be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund will be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, will be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply will some or all of the investment restrictions and polices described above as NFJ transitions the Fund’s portfolio.

Possible Reorganization of the Allianz Global Investors Value Fund into the

Allianz NFJ Large-Cap Value Fund

In addition to the subadviser changes indicated above, Allianz Global Investors Fund Management LLC (“AGIFM”) currently expects that it will propose to the Board of Trustees of the Trust that the Trustees approve an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) (known prior to the date of this supplement as the Allianz OCC Value Fund) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” If approved, the closing date (the “Closing Date”) of the Reorganization would be expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The current total expense ratio of the Acquiring Fund is 0.02% higher than that of the Acquired Fund: the Funds’ advisory fee rates are the same, but the Acquiring Fund’s administrative fee rate is higher (by 0.01%), and the Acquiring Fund incurred an additional 0.01% in trustee and shareholder meeting/proxy expenses in the most recent fiscal year.

Prior to any Reorganization, the Acquired Fund may sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use their capital loss carryforwards to offset gains of the combined fund may be limited.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the Reorganization by the Board of Trustees of the Trust and the approval by the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to the OCC Value Fund

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change will take place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectus.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund will change to “Allianz Global Investors Value Fund,” and all references in the prospectus to “OCC Value Fund” will be replaced with “Allianz Global Investors Value Fund.” In addition, the references to the Fund in the table on page 2 of the Prospectus will be revised as follows:

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	Allianz Global Investors Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60

Furthermore, the sections of the Fund Summary captioned “Principal Investment and Strategies” and “Principal Risks” will be revised in their entirety as follows:

Allianz Global Investors Value Fund	Ticker Symbol: PPVRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

	Fund Focus Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $13.3 billion as of May 31, 2008). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Value Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

In addition, effective August 15, 2008, the table under “Management of the Funds – Sub-Advisers” in the Prospectus will be revised to remove references to the OCC Value Fund under the sub-section that describes Oppenheimer Capital LLC, and add the Allianz Global Investors Value Fund under the sub-section that describes NFJ Investment Group L.P. Also, effective August 15, 2008, the chart under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus will be revised to eliminate references to the Fund, and the chart under “Management of the Funds – Sub-Advisers – NFJ” will be revised to include the following information regarding the individuals at NFJ who will share primary responsibility for managing the Fund:

Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz Global Investors Value Fund	Thomas W. Oliver (Lead)	August 2008	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Benno J. Fischer	August 2008	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson	August 2008	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Further, references to the OCC Value Fund will be removed from the second paragraph under “Management of the Funds – Sub-Advisers – Oppenheimer Capital,” and the third paragraph in that section, which follows the chart of the portfolio managers, will be removed in its entirety.

In connection with the changes described above, NFJ is expected to significantly restructure the Fund’s portfolio, resulting in transaction costs to the Fund and the possibility of taxable gains and losses, all of which may be significant and reduce investors’ returns. In addition, during the period of this restructuring, the Fund’s portfolio may not comply will some or all of the investment restrictions and polices described above as NFJ transitions the Fund’s portfolio.

Possible Reorganization of the Allianz Global Investors Value Fund into the

Allianz NFJ Large-Cap Value Fund

In addition to the subadviser changes indicated above, Allianz Global Investors Fund Management LLC (“AGIFM”) currently expects that it will propose to the Board of Trustees of the Trust that the Trustees approve an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Value Fund (the “Acquired Fund”) (known prior to the date of this supplement as the Allianz OCC Value Fund) would be reorganized on a tax-free basis with and into the Allianz NFJ Large-Cap Value Fund (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” If approved, the closing date (the “Closing Date”) of the Reorganization would be expected to be sometime in the fourth quarter of 2008, although the Reorganization may be delayed.

The current total expense ratio of the Acquiring Fund is 0.02% higher than that of the Acquired Fund: the Funds’ advisory fee rates are the same, but the Acquiring Fund’s administrative fee rate is higher (by 0.01%), and the Acquiring Fund incurred an additional 0.01% in trustee and shareholder meeting/proxy expenses in the most recent fiscal year.

Prior to any Reorganization, the Acquired Fund may sell assets, will recognize taxable gain or loss on any such sales, will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions, and will incur transaction costs. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, those shareholders will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. Additionally, as a result of the Reorganization, the ability of the Acquired Fund and/or the Acquiring Fund to use their capital loss carryforwards to offset gains of the combined fund may be limited.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Other Information

In addition, the consummation of the Reorganization is subject to a number of conditions, including the approval of the Reorganization by the Board of Trustees of the Trust and the approval by the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the Prospectus for Class P Shares of Allianz International/Sector Stock Funds

Dated July 1, 2008

Disclosure Relating to the OCC International Equity Fund

Liquidation of the Fund

Effective on or about September 15, 2008 (the “Liquidation Date”), the OCC International Equity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemption and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds (the “Trust”), Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class, as described under “Purchases, Redemption and Exchanges – Exchange Privilege” in the Prospectus.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of and exchanges for shares of the Fund:

Effective as of the close of business on August 8, 2008, Class P shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on August 8, 2008, shareholders of other series of the Trust, of Allianz Funds Multi-Strategy Trust, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemption and Exchanges – Exchange Privilege.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the

Statement of Additional Information

Dated July 1, 2008

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change will take place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change will be effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Funds – Adviser/Sub-Adviser Relationship” in the Prospectuses.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund will change to “Allianz Global Investors Value Fund,” and all references in the prospectus and the Statement of Additional Information to “OCC Value Fund” will be replaced with “Allianz Global Investors Value Fund.”

Information regarding other accounts managed by Messrs. Partenheimer, Fischer, Magnuson and Oliver is currently contained in the Statement of Additional Information. Information, as of August, 2008, regarding Messrs. Partenheimer’s, Fischer’s, Magnuson’s and Oliver’s ownership of securities of the Fund is provided in the table below.

Securities Ownership

Allianz Global Investors Value	Dollar Range of Equity Securities
Thomas W. Oliver	None
Jeffrey S. Partenheimer	None
Benno J. Fischer	None
Paul A. Magnuson	None

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to the OCC Value Fund

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change will take place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund will change to “Allianz Global Investors Value Fund,” and the summary description of the investment objective, main investments and other information about the Fund contained in the table under “Underlying Stock Funds” in the section “Underlying Funds” will be revised in its entirety as follows:

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range

Value Stock Funds	Allianz Global Investors Value Fund	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

In addition, the reference to “OCC Value” as the underlying fund in the table “Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares)” in the section “Management of the Fund – Underlying Fund Expenses” will be replaced with “Allianz Global Investors Value.”

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 1, 2008

to the Prospectus for Institutional Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to the OCC Value Fund

On July 31, 2008, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group L.P. (“NFJ”) as the sub-adviser to the OCC Value Fund (the “Fund”). The change will take place effective at the close of business on August 15, 2008, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund.

In connection with the change, effective at the close of business on August 15, 2008, the name of the Fund will change to “Allianz Global Investors Value Fund,” and the summary description of the investment objective, main investments and other information about the Fund contained in the table under “Underlying Stock Funds” in the section “Underlying Funds” will be revised in its entirety as follows:

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range

Value Stock Funds	Allianz Global Investors Value Fund	Long-term growth of capital and income	Undervalued large capitalization common stocks	40-60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

In addition, the reference to “OCC Value” as the underlying fund in the table “Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares)” in the section “Management of the Fund – Underlying Fund Expenses” will be replaced with “Allianz Global Investors Value.”